Quarterly Holdings Report
for

Fidelity® Series International Index Fund

July 31, 2021

IIF-QTLY-0921
1.9891252.102

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
Australia - 6.4%
Afterpay Ltd. (a)	3,029	$214,859
AGL Energy Ltd.	8,871	47,067
Ampol Ltd.	3,143	65,158
APA Group unit	16,580	115,954
Aristocrat Leisure Ltd.	8,047	245,896
ASX Ltd.	2,699	152,293
Aurizon Holdings Ltd.	26,435	74,881
AusNet Services	25,582	34,261
Australia & New Zealand Banking Group Ltd.	39,597	805,204
BHP Group Ltd.	41,029	1,611,571
BlueScope Steel Ltd.	7,080	125,683
Brambles Ltd.	20,649	176,081
Cochlear Ltd.	919	165,459
Coles Group Ltd.	18,625	239,053
Commonwealth Bank of Australia	24,693	1,805,753
Computershare Ltd.	7,625	87,291
Crown Ltd. (a)	5,050	31,908
CSL Ltd.	6,341	1,344,397
Dexus unit	15,401	116,185
Dominos Pizza Enterprises Ltd.	797	68,226
Endeavour Group Ltd. (a)	18,977	92,331
Evolution Mining Ltd.	22,581	69,267
Fortescue Metals Group Ltd.	23,605	431,504
Goodman Group unit	23,233	386,002
Insurance Australia Group Ltd.	34,640	123,290
Lendlease Group unit	9,762	87,184
Macquarie Group Ltd.	4,779	550,259
Magellan Financial Group Ltd.	1,947	69,826
Medibank Private Ltd.	38,636	93,849
Mirvac Group unit	55,614	116,723
National Australia Bank Ltd.	45,831	872,106
Newcrest Mining Ltd.	11,432	222,235
Northern Star Resources Ltd.	15,501	116,257
Orica Ltd.	5,363	48,763
Origin Energy Ltd.	24,767	74,700
Qantas Airways Ltd.	12,125	40,842
QBE Insurance Group Ltd.	20,673	165,211
Ramsay Health Care Ltd.	2,563	120,638
REA Group Ltd.	746	88,501
Reece Ltd.	3,806	65,664
Rio Tinto Ltd.	5,175	506,686
Santos Ltd.	26,296	124,468
Scentre Group unit	73,353	139,958
SEEK Ltd.	4,731	101,621
Sonic Healthcare Ltd.	6,356	186,667
South32 Ltd.	67,043	146,123
Stockland Corp. Ltd. unit	33,772	109,048
Suncorp Group Ltd.	17,933	151,868
Sydney Airport unit (a)	18,551	106,323
Tabcorp Holdings Ltd.	31,389	114,022
Telstra Corp. Ltd.	58,107	161,186
The GPT Group unit	27,782	95,211
Transurban Group unit	38,257	401,471
Treasury Wine Estates Ltd.	10,102	88,293
Vicinity Centres unit	50,959	58,151
Washington H. Soul Pattinson & Co. Ltd.	1,352	32,394
Wesfarmers Ltd.	15,791	708,504
Westpac Banking Corp.	51,036	916,731
WiseTech Global Ltd.	1,903	42,999
Woodside Petroleum Ltd.	13,479	216,724
Woolworths Group Ltd.	17,636	501,639

TOTAL AUSTRALIA		16,272,419

Austria - 0.2%
Erste Group Bank AG	3,953	153,385
OMV AG	2,084	112,532
Raiffeisen International Bank-Holding AG	1,939	45,911
Verbund AG	957	88,379
Voestalpine AG	1,558	68,715

TOTAL AUSTRIA		468,922

Bailiwick of Jersey - 0.7%
Experian PLC	12,788	563,002
Ferguson PLC	3,130	438,986
Glencore Xstrata PLC	139,317	625,693
WPP PLC	17,291	223,625

TOTAL BAILIWICK OF JERSEY		1,851,306

Belgium - 0.8%
Ageas	2,458	129,928
Anheuser-Busch InBev SA NV	10,606	669,368
Colruyt NV	708	40,263
Elia System Operator SA/NV	418	49,461
Groupe Bruxelles Lambert SA	1,584	184,332
KBC Groep NV	3,492	281,268
Proximus	2,021	41,535
Sofina SA	218	102,200
Solvay SA Class A	1,042	139,058
UCB SA	1,781	192,679
Umicore SA	2,758	171,043

TOTAL BELGIUM		2,001,135

Bermuda - 0.1%
CK Infrastructure Holdings Ltd.	9,081	54,864
Hongkong Land Holdings Ltd.	15,630	70,960
Jardine Matheson Holdings Ltd.	2,975	176,834

TOTAL BERMUDA		302,658

Cayman Islands - 0.5%
Budweiser Brewing Co. APAC Ltd. (b)	24,280	67,799
Chow Tai Fook Jewellery Group Ltd.	26,400	55,238
CK Asset Holdings Ltd.	28,226	192,322
CK Hutchison Holdings Ltd.	37,556	274,500
ESR Cayman Ltd. (a)(b)	28,023	98,445
Futu Holdings Ltd. ADR (a)	698	71,517
Melco Crown Entertainment Ltd. sponsored ADR (a)	2,791	38,851
Sands China Ltd. (a)	34,462	117,739
Sea Ltd. ADR (a)	177	48,880
WH Group Ltd. (b)	134,577	111,525
Wharf Real Estate Investment Co. Ltd.	23,814	134,374
Wynn Macau Ltd. (a)	21,003	27,000
Xinyi Glass Holdings Ltd.	25,050	93,480

TOTAL CAYMAN ISLANDS		1,331,670

Denmark - 2.5%
A.P. Moller - Maersk A/S:
Series A	46	123,014
Series B	84	233,119
Ambu A/S Series B	2,225	82,315
Carlsberg A/S Series B	1,438	265,884
Christian Hansen Holding A/S	1,479	133,018
Coloplast A/S Series B	1,659	303,440
Danske Bank A/S	9,686	169,903
Demant A/S (a)	1,440	88,017
DSV Panalpina A/S	2,884	702,719
Genmab A/S (a)	917	414,558
GN Store Nord A/S	1,801	157,842
Novo Nordisk A/S Series B	23,989	2,220,694
Novozymes A/S Series B	2,909	228,554
ORSTED A/S (b)	2,642	392,403
Pandora A/S	1,398	181,020
Rockwool International A/S Series B	114	60,481
Tryg A/S	5,049	124,836
Vestas Wind Systems A/S	14,089	519,435

TOTAL DENMARK		6,401,252

Finland - 1.3%
Elisa Corp. (A Shares)	2,017	129,635
Fortum Corp.	6,192	170,704
Kesko Oyj	3,833	164,370
Kone OYJ (B Shares)	4,736	392,254
Neste Oyj	5,905	362,989
Nokia Corp. (a)	75,162	461,821
Nordea Bank ABP (Stockholm Stock Exchange)	45,137	528,573
Orion Oyj (B Shares)	1,401	59,647
Sampo Oyj (A Shares)	6,960	335,371
Stora Enso Oyj (R Shares)	8,178	161,864
UPM-Kymmene Corp.	7,449	304,325
Wartsila Corp.	6,627	99,760

TOTAL FINLAND		3,171,313

France - 10.0%
Accor SA (a)	2,252	79,769
Aeroports de Paris SA (a)	396	48,009
Air Liquide SA	6,595	1,146,927
Alstom SA	3,890	161,323
Amundi SA (b)	806	74,482
Arkema SA	868	110,432
Atos Origin SA	1,312	62,752
AXA SA	26,964	698,288
bioMerieux SA	555	66,199
BNP Paribas SA	15,680	956,154
Bollore SA	11,680	65,287
Bouygues SA	3,232	124,565
Bureau Veritas SA	4,146	136,922
Capgemini SA	2,240	484,275
Carrefour SA	8,605	159,852
CNP Assurances	2,301	39,183
Compagnie de St. Gobain	7,062	504,780
Compagnie Generale des Etablissements Michelin SCA Series B	2,366	386,468
Covivio	693	65,141
Credit Agricole SA	16,362	228,255
Danone SA	9,098	669,190
Dassault Aviation SA	34	40,494
Dassault Systemes SA	9,220	508,800
Edenred SA	3,469	201,558
EDF SA	6,166	75,083
Eiffage SA	1,181	120,399
ENGIE	25,515	340,566
Essilor International SA	3,975	750,494
Eurazeo SA	527	51,075
Faurecia SA	1,555	69,413
Gecina SA	658	104,477
Getlink SE	6,330	101,409
Hermes International SCA	440	672,794
Iliad SA	200	43,191
Ipsen SA	497	53,120
Kering SA	1,045	937,409
Klepierre SA	2,745	66,590
L'Oreal SA	3,508	1,604,888
La Francaise des Jeux SAEM (b)	1,262	67,517
Legrand SA	3,727	420,018
LVMH Moet Hennessy Louis Vuitton SE	3,864	3,093,779
Orange SA	27,940	310,948
Orpea	690	87,622
Pernod Ricard SA	2,923	645,285
Publicis Groupe SA	3,063	193,374
Remy Cointreau SA	327	71,840
Renault SA (a)	2,716	103,180
Safran SA	4,772	624,533
Sanofi SA	15,795	1,628,043
Sartorius Stedim Biotech	386	220,384
Schneider Electric SA	7,500	1,256,164
SCOR SE	2,100	58,766
SEB SA	368	61,159
Societe Generale Series A	11,349	332,364
Sodexo SA (a)	1,271	108,405
SR Teleperformance SA	820	345,901
Suez Environnement SA	4,752	110,881
Thales SA	1,518	159,364
Total SA	34,810	1,517,950
Ubisoft Entertainment SA (a)	1,307	82,856
Valeo SA	3,248	93,935
Veolia Environnement SA	7,537	247,480
VINCI SA	7,414	784,589
Vivendi SA	9,935	335,668
Wendel SA	359	50,422
Worldline SA (a)(b)	3,328	311,524

TOTAL FRANCE		25,333,964

Germany - 8.1%
adidas AG	2,653	963,334
Allianz SE	5,731	1,427,664
BASF AG	12,787	1,004,784
Bayer AG	13,705	816,531
Bayerische Motoren Werke AG (BMW)	4,492	446,966
Bechtle AG	360	74,371
Beiersdorf AG	1,413	167,869
Brenntag AG	2,161	215,846
Carl Zeiss Meditec AG	564	125,647
Commerzbank AG (a)	14,117	91,100
Continental AG	1,536	208,810
Covestro AG (b)	2,708	174,303
Daimler AG (Germany)	11,920	1,064,467
Delivery Hero AG (a)(b)	2,194	328,452
Deutsche Bank AG (a)	28,831	364,512
Deutsche Borse AG	2,648	442,122
Deutsche Lufthansa AG (a)(c)	3,948	44,716
Deutsche Post AG	13,804	935,514
Deutsche Telekom AG	46,408	963,160
Deutsche Wohnen SE (Bearer)	4,767	297,672
E.ON AG	31,345	385,662
Evonik Industries AG	2,963	102,985
Fresenius Medical Care AG & Co. KGaA	2,861	225,508
Fresenius SE & Co. KGaA	5,840	307,036
GEA Group AG	2,156	95,627
Hannover Reuck SE	849	142,911
HeidelbergCement AG	2,092	185,577
HelloFresh AG (a)	2,307	216,417
Henkel AG & Co. KGaA	1,483	134,843
Infineon Technologies AG	18,168	694,275
KION Group AG	1,014	107,656
Knorr-Bremse AG	1,014	114,825
Lanxess AG	1,187	85,977
LEG Immobilien AG	1,019	161,192
Merck KGaA	1,806	369,880
MTU Aero Engines AG	751	188,063
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,955	528,527
Nemetschek Se	758	66,935
Puma AG	1,480	181,710
Rational AG	68	73,873
RWE AG	8,992	320,109
SAP SE	14,549	2,087,948
Scout24 AG (b)	1,277	109,402
Siemens AG	10,657	1,662,845
Siemens Healthineers AG (b)	3,748	247,557
Symrise AG	1,798	265,117
TeamViewer AG (a)(b)	2,122	71,363
Telefonica Deutschland Holding AG	14,041	37,876
Uniper SE	1,243	48,585
United Internet AG	1,285	53,199
Volkswagen AG	442	146,810
Vonovia SE	7,502	499,960
Zalando SE (a)(b)	2,986	332,111

TOTAL GERMANY		20,410,201

Hong Kong - 2.3%
AIA Group Ltd.	168,445	2,015,573
Bank of East Asia Ltd.	16,901	27,838
BOC Hong Kong (Holdings) Ltd.	51,710	166,352
CLP Holdings Ltd.	22,736	234,641
Galaxy Entertainment Group Ltd. (a)	30,635	207,751
Hang Lung Properties Ltd.	27,400	70,870
Hang Seng Bank Ltd.	10,676	204,833
Henderson Land Development Co. Ltd.	20,140	90,059
Hong Kong & China Gas Co. Ltd.	156,697	254,842
Hong Kong Exchanges and Clearing Ltd.	16,767	1,070,167
Link (REIT)	29,310	280,233
MTR Corp. Ltd.	21,611	128,062
New World Development Co. Ltd.	21,305	101,026
Power Assets Holdings Ltd.	19,803	127,923
Sino Land Ltd.	44,748	68,523
SJM Holdings Ltd. (a)	25,285	22,776
Sun Hung Kai Properties Ltd.	18,180	260,378
Swire Pacific Ltd. (A Shares)	6,856	42,568
Swire Properties Ltd.	15,565	44,265
Techtronic Industries Co. Ltd.	19,292	344,821

TOTAL HONG KONG		5,763,501

Ireland - 0.8%
CRH PLC	10,918	545,672
DCC PLC (United Kingdom)	1,384	115,926
Flutter Entertainment PLC (Ireland) (a)	2,327	397,222
James Hardie Industries PLC CDI	6,199	208,032
Kerry Group PLC Class A	2,216	328,591
Kingspan Group PLC (Ireland)	2,151	233,984
Smurfit Kappa Group PLC	3,403	192,031

TOTAL IRELAND		2,021,458

Isle of Man - 0.1%
Entain PLC (a)	8,207	207,221
Israel - 0.6%
Azrieli Group	576	46,044
Bank Hapoalim BM (Reg.)	16,090	128,421
Bank Leumi le-Israel BM (a)	20,534	157,411
Check Point Software Technologies Ltd. (a)	1,575	200,183
CyberArk Software Ltd. (a)(c)	513	72,861
Elbit Systems Ltd. (Israel)	355	46,960
Icl Group Ltd.	9,394	68,439
Israel Discount Bank Ltd. (Class A) (a)	15,463	72,711
Mizrahi Tefahot Bank Ltd. (a)	1,871	56,804
NICE Systems Ltd. (a)	883	247,240
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	15,443	149,025
Wix.com Ltd. (a)	778	232,342

TOTAL ISRAEL		1,478,441

Italy - 1.7%
Amplifon SpA	1,659	82,026
Assicurazioni Generali SpA	15,386	307,540
Atlantia SpA (a)	6,997	126,993
DiaSorin SpA	334	67,811
Enel SpA	113,307	1,044,185
Eni SpA	35,310	417,563
FinecoBank SpA (a)	8,603	154,253
Infrastrutture Wireless Italiane SpA (b)	4,464	50,508
Intesa Sanpaolo SpA	230,441	636,604
Mediobanca SpA (a)	8,831	103,564
Moncler SpA	2,716	186,868
Nexi SpA (a)(b)	6,187	132,695
Poste Italiane SpA (b)	6,964	92,276
Prysmian SpA	3,580	128,338
Recordati SpA	1,388	85,915
Snam Rete Gas SpA	28,190	170,680
Telecom Italia SpA	134,074	58,990
Telecom Italia SpA (Risparmio Shares)	90,016	42,019
Terna SpA	19,818	157,605
UniCredit SpA	29,732	356,505

TOTAL ITALY		4,402,938

Japan - 21.4%
ABC-MART, Inc.	459	25,187
ACOM Co. Ltd.	5,426	22,208
Advantest Corp.	2,733	241,272
AEON Co. Ltd.	9,191	251,510
AGC, Inc.	2,694	115,204
Aisin Seiki Co. Ltd.	1,974	79,442
Ajinomoto Co., Inc.	6,583	167,715
Ana Holdings, Inc. (a)	2,163	50,686
Asahi Group Holdings	6,362	286,255
ASAHI INTECC Co. Ltd.	2,926	78,894
Asahi Kasei Corp.	17,593	191,850
Astellas Pharma, Inc.	26,013	414,319
Azbil Corp.	1,707	66,207
Bandai Namco Holdings, Inc.	2,837	183,566
Bridgestone Corp.	7,984	351,734
Brother Industries Ltd.	3,174	64,085
Canon, Inc.	13,971	321,725
Capcom Co. Ltd.	2,494	68,315
Casio Computer Co. Ltd.	2,526	41,171
Central Japan Railway Co.	2,040	296,748
Chiba Bank Ltd.	7,105	40,418
Chubu Electric Power Co., Inc.	9,195	110,345
Chugai Pharmaceutical Co. Ltd.	9,422	347,206
Concordia Financial Group Ltd.	14,626	52,358
Cosmos Pharmaceutical Corp.	334	56,598
CyberAgent, Inc.	5,672	102,087
Dai Nippon Printing Co. Ltd.	3,005	70,814
Dai-ichi Mutual Life Insurance Co.	14,211	261,554
Daifuku Co. Ltd.	1,370	122,008
Daiichi Sankyo Kabushiki Kaisha	23,746	470,273
Daikin Industries Ltd.	3,517	734,465
Daito Trust Construction Co. Ltd.	909	106,390
Daiwa House Industry Co. Ltd.	7,950	243,749
Daiwa House REIT Investment Corp.	29	86,177
Daiwa Securities Group, Inc.	20,456	107,565
DENSO Corp.	6,022	413,718
Dentsu Group, Inc.	3,063	106,452
Disco Corp.	448	127,207
East Japan Railway Co.	4,202	279,947
Eisai Co. Ltd.	3,321	273,162
ENEOS Holdings, Inc.	43,314	181,945
FANUC Corp.	2,721	609,416
Fast Retailing Co. Ltd.	797	540,528
Fuji Electric Co. Ltd.	1,711	74,879
FUJIFILM Holdings Corp.	5,000	358,814
Fujitsu Ltd.	2,728	464,116
GLP J-REIT	59	105,679
GMO Payment Gateway, Inc.	569	72,924
Hakuhodo DY Holdings, Inc.	3,080	46,661
Hamamatsu Photonics K.K.	1,941	107,396
Hankyu Hanshin Holdings, Inc.	3,075	90,396
Harmonic Drive Systems, Inc.	564	31,052
Hikari Tsushin, Inc.	290	50,041
Hino Motors Ltd.	3,879	34,006
Hirose Electric Co. Ltd.	453	67,513
Hisamitsu Pharmaceutical Co., Inc.	685	29,815
Hitachi Construction Machinery Co. Ltd.	1,483	41,903
Hitachi Ltd.	13,525	777,947
Hitachi Metals Ltd.	2,847	55,510
Honda Motor Co. Ltd.	22,738	730,296
Hoshizaki Corp.	784	65,533
Hoya Corp.	5,228	734,126
Hulic Co. Ltd.	3,600	40,789
Ibiden Co. Ltd.	1,477	77,684
Idemitsu Kosan Co. Ltd.	2,807	66,076
Iida Group Holdings Co. Ltd.	1,937	46,436
INPEX Corp.	14,510	102,913
Isuzu Motors Ltd.	7,726	103,062
ITO EN Ltd.	689	40,509
Itochu Corp.	16,550	489,867
ITOCHU Techno-Solutions Corp.	1,265	38,686
Japan Airlines Co. Ltd. (a)	1,937	40,310
Japan Exchange Group, Inc.	7,163	162,923
Japan Post Bank Co. Ltd.	5,562	47,151
Japan Post Holdings Co. Ltd.	22,103	187,620
Japan Post Insurance Co. Ltd.	2,967	52,414
Japan Real Estate Investment Corp.	17	106,458
Japan Retail Fund Investment Corp.	99	103,327
Japan Tobacco, Inc.	16,808	328,433
JFE Holdings, Inc.	6,520	79,282
JSR Corp.	2,741	91,321
Kajima Corp.	6,054	77,932
Kakaku.com, Inc.	1,824	49,497
Kansai Electric Power Co., Inc.	9,380	88,480
Kansai Paint Co. Ltd.	2,391	58,432
Kao Corp.	6,706	403,777
KDDI Corp.	22,500	688,131
Keio Corp.	1,373	76,907
Keisei Electric Railway Co.	1,719	51,196
Keyence Corp.	2,705	1,497,668
Kikkoman Corp.	2,042	125,046
Kintetsu Group Holdings Co. Ltd. (a)	2,287	76,821
Kirin Holdings Co. Ltd.	11,574	211,698
Kobayashi Pharmaceutical Co. Ltd.	781	62,078
Kobe Bussan Co. Ltd.	1,805	60,630
Koei Tecmo Holdings Co. Ltd.	848	39,731
Koito Manufacturing Co. Ltd.	1,472	89,363
Komatsu Ltd.	12,268	307,424
Konami Holdings Corp.	1,255	69,509
Kose Corp.	456	71,701
Kubota Corp.	14,343	299,933
Kurita Water Industries Ltd.	1,365	65,945
Kyocera Corp.	4,538	280,412
Kyowa Hakko Kirin Co., Ltd.	3,747	121,969
Lasertec Corp.	1,025	192,425
Lawson, Inc.	685	34,280
Lion Corp.	2,977	51,396
LIXIL Group Corp.	3,743	101,469
M3, Inc.	6,138	401,466
Makita Corp.	3,173	163,704
Marubeni Corp.	21,972	187,013
Mazda Motor Corp. (a)	7,572	74,697
McDonald's Holdings Co. (Japan) Ltd.	1,214	54,666
Medipal Holdings Corp.	2,496	46,801
Meiji Holdings Co. Ltd.	1,791	110,864
Mercari, Inc. (a)	1,443	75,238
Minebea Mitsumi, Inc.	5,111	138,002
Misumi Group, Inc.	3,967	137,410
Mitsubishi Chemical Holdings Corp.	18,047	151,431
Mitsubishi Corp.	17,635	494,640
Mitsubishi Electric Corp.	25,556	346,725
Mitsubishi Estate Co. Ltd.	16,584	260,152
Mitsubishi Gas Chemical Co., Inc.	2,070	42,813
Mitsubishi Heavy Industries Ltd.	4,512	130,366
Mitsubishi UFJ Financial Group, Inc.	170,421	900,280
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,878	48,232
Mitsui & Co. Ltd.	21,529	494,142
Mitsui Chemicals, Inc.	2,610	83,230
Mitsui Fudosan Co. Ltd.	12,841	300,316
Miura Co. Ltd.	1,150	50,474
Mizuho Financial Group, Inc.	33,699	481,546
MonotaRO Co. Ltd.	3,322	76,188
MS&AD Insurance Group Holdings, Inc.	6,343	196,069
Murata Manufacturing Co. Ltd.	7,961	660,649
Nabtesco Corp.	1,487	55,845
NEC Corp.	3,435	174,213
Nexon Co. Ltd.	6,814	140,206
NGK Insulators Ltd.	3,441	55,107
NH Foods Ltd.	1,139	45,941
Nidec Corp.	6,249	701,410
Nihon M&A Center, Inc.	4,296	119,045
Nintendo Co. Ltd.	1,587	815,882
Nippon Building Fund, Inc.	21	135,527
Nippon Express Co. Ltd.	1,023	74,730
Nippon Paint Holdings Co. Ltd.	9,905	125,680
Nippon Prologis REIT, Inc.	28	93,414
Nippon Sanso Holdings Corp.	2,050	45,128
Nippon Shinyaku Co. Ltd.	675	50,577
Nippon Steel & Sumitomo Metal Corp.	11,982	207,856
Nippon Telegraph & Telephone Corp.	17,945	459,538
Nippon Yusen KK	2,255	121,842
Nissan Chemical Corp.	1,707	83,666
Nissan Motor Co. Ltd. (a)	32,564	188,996
Nisshin Seifun Group, Inc.	2,720	43,853
Nissin Food Holdings Co. Ltd.	906	64,416
Nitori Holdings Co. Ltd.	1,135	215,736
Nitto Denko Corp.	2,163	160,707
Nomura Holdings, Inc.	42,885	214,750
Nomura Real Estate Holdings, Inc.	1,593	39,308
Nomura Real Estate Master Fund, Inc.	57	90,458
Nomura Research Institute Ltd.	4,939	158,473
NSK Ltd.	5,308	43,806
NTT Data Corp.	8,945	138,554
Obayashi Corp.	8,693	71,085
OBIC Co. Ltd.	1,016	178,000
Odakyu Electric Railway Co. Ltd.	4,193	100,071
Oji Holdings Corp.	10,755	62,008
Olympus Corp.	16,253	334,476
OMRON Corp.	2,611	223,437
Ono Pharmaceutical Co. Ltd.	5,321	120,554
Oracle Corp. Japan	564	42,002
Oriental Land Co. Ltd.	2,834	386,202
ORIX Corp.	17,104	298,098
ORIX JREIT, Inc.	35	66,679
Osaka Gas Co. Ltd.	5,336	99,691
Otsuka Corp.	1,575	81,690
Otsuka Holdings Co. Ltd.	5,554	220,766
Pan Pacific International Holdings Ltd.	5,794	120,575
Panasonic Corp.	30,909	373,228
PeptiDream, Inc. (a)	1,259	51,700
Persol Holdings Co. Ltd.	2,400	48,020
Pigeon Corp.	1,491	42,812
Pola Orbis Holdings, Inc.	1,248	29,737
Rakuten Group, Inc.	12,046	132,555
Recruit Holdings Co. Ltd.	18,873	978,200
Renesas Electronics Corp. (a)	17,503	188,424
Resona Holdings, Inc.	30,377	114,056
Ricoh Co. Ltd.	9,425	102,986
Rinnai Corp.	462	42,618
ROHM Co. Ltd.	1,246	120,619
Ryohin Keikaku Co. Ltd.	3,304	66,830
Santen Pharmaceutical Co. Ltd.	4,809	64,921
SBI Holdings, Inc. Japan	3,397	80,942
SCSK Corp.	686	41,146
Secom Co. Ltd.	2,949	223,212
Seiko Epson Corp.	3,744	64,419
Sekisui Chemical Co. Ltd.	5,098	87,364
Sekisui House Ltd.	8,834	174,962
Seven & i Holdings Co. Ltd.	10,559	471,147
SG Holdings Co. Ltd.	4,537	121,505
Sharp Corp.	2,860	43,928
Shimadzu Corp.	3,374	135,323
SHIMANO, Inc.	1,024	260,889
SHIMIZU Corp.	7,323	53,931
Shin-Etsu Chemical Co. Ltd.	4,894	798,355
Shionogi & Co. Ltd.	3,741	197,019
Shiseido Co. Ltd.	5,569	372,208
Shizuoka Bank Ltd.	5,899	42,601
SMC Corp.	796	470,177
SoftBank Corp.	40,013	522,618
SoftBank Group Corp.	17,524	1,102,008
Sohgo Security Services Co., Ltd.	1,021	47,558
Sompo Holdings, Inc.	4,459	184,344
Sony Group Corp.	17,613	1,839,968
Square Enix Holdings Co. Ltd.	1,155	59,695
Stanley Electric Co. Ltd.	1,711	44,309
Subaru Corp.	8,728	171,479
Sumco Corp.	3,849	89,021
Sumitomo Chemical Co. Ltd.	21,026	109,451
Sumitomo Corp.	15,875	215,740
Sumitomo Dainippon Pharma Co., Ltd.	2,335	40,431
Sumitomo Electric Industries Ltd.	10,744	152,637
Sumitomo Metal Mining Co. Ltd.	3,486	141,278
Sumitomo Mitsui Financial Group, Inc.	18,287	616,438
Sumitomo Mitsui Trust Holdings, Inc.	4,755	156,087
Sumitomo Realty & Development Co. Ltd.	4,322	140,868
Suntory Beverage & Food Ltd.	1,832	64,042
Suzuki Motor Corp.	5,118	208,228
Sysmex Corp.	2,380	281,812
T&D Holdings, Inc.	7,196	92,071
Taisei Corp.	2,716	91,533
Taisho Pharmaceutical Holdings Co. Ltd.	414	23,095
Takeda Pharmaceutical Co. Ltd.	21,978	731,571
TDK Corp.	1,817	207,320
Terumo Corp.	8,980	348,521
THK Co. Ltd.	1,606	45,528
TIS, Inc.	2,972	76,803
Tobu Railway Co. Ltd.	2,515	65,400
Toho Co. Ltd.	1,490	64,867
Toho Gas Co. Ltd.	1,025	49,799
Tohoku Electric Power Co., Inc.	5,697	43,154
Tokio Marine Holdings, Inc.	8,856	422,086
Tokyo Century Corp.	473	25,869
Tokyo Electric Power Co., Inc. (a)	20,225	53,904
Tokyo Electron Ltd.	2,050	845,472
Tokyo Gas Co. Ltd.	5,015	94,928
Tokyu Corp.	7,117	95,387
Toppan, Inc.	3,538	60,015
Toray Industries, Inc.	19,602	129,063
Toshiba Corp.	5,744	246,085
Tosoh Corp.	3,427	60,141
Toto Ltd.	1,935	100,330
Toyo Suisan Kaisha Ltd.	1,147	43,755
Toyota Industries Corp.	2,041	170,045
Toyota Motor Corp.	29,558	2,653,584
Toyota Tsusho Corp.	2,957	139,614
Trend Micro, Inc.	1,920	99,961
Tsuruha Holdings, Inc.	560	65,900
Unicharm Corp.	5,674	226,639
United Urban Investment Corp.	40	58,739
USS Co. Ltd.	2,868	49,619
Welcia Holdings Co. Ltd.	1,255	42,613
West Japan Railway Co.	2,270	123,335
Yakult Honsha Co. Ltd.	1,714	100,929
Yamada Holdings Co. Ltd.	8,615	40,521
Yamaha Corp.	1,823	101,020
Yamaha Motor Co. Ltd.	3,772	94,453
Yamato Holdings Co. Ltd.	4,112	118,508
Yaskawa Electric Corp.	3,398	168,258
Yokogawa Electric Corp.	2,979	45,830
Z Holdings Corp.	37,217	186,278
ZOZO, Inc.	1,782	60,507

TOTAL JAPAN		54,284,201

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	10,021	349,193
Aroundtown SA	14,604	114,442
Eurofins Scientific SA	1,864	222,974
InPost SA	2,682	52,559
Tenaris SA	6,242	63,599

TOTAL LUXEMBOURG		802,767

Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	34,254	34,734
HKT Trust/HKT Ltd. unit	50,292	68,340

TOTAL MULTI-NATIONAL		103,074

Netherlands - 5.5%
ABN AMRO Group NV GDR (a)(b)	5,631	65,615
Adyen BV (a)(b)	275	745,264
AEGON NV	25,368	108,007
Airbus Group NV (a)	8,200	1,124,784
Akzo Nobel NV	2,660	328,480
Argenx SE (a)	642	196,051
ASM International NV (Netherlands)	659	233,662
ASML Holding NV (Netherlands)	5,841	4,464,771
CNH Industrial NV	14,299	238,488
Davide Campari Milano NV	7,385	103,899
EXOR NV	1,538	126,581
Ferrari NV	1,758	383,406
Heineken Holding NV	1,616	159,013
Heineken NV (Bearer)	3,611	420,644
ING Groep NV (Certificaten Van Aandelen)	54,369	697,592
JDE Peet's BV	979	32,959
Just Eat Takeaway.com NV (a)(b)	2,507	222,628
Koninklijke Ahold Delhaize NV	14,584	453,181
Koninklijke DSM NV	2,400	483,848
Koninklijke KPN NV	47,332	155,417
Koninklijke Philips Electronics NV	12,698	585,498
Koninklijke Vopak NV	932	39,458
NN Group NV	3,937	195,824
Prosus NV	6,789	605,704
QIAGEN NV (Germany) (a)	3,231	173,203
Randstad NV	1,686	122,321
Stellantis NV (Italy)	28,251	542,571
STMicroelectronics NV (France)	9,506	391,208
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	1,744	145,169
Wolters Kluwer NV	3,727	424,784

TOTAL NETHERLANDS		13,970,030

New Zealand - 0.3%
Auckland International Airport Ltd. (a)	17,873	90,153
Fisher & Paykel Healthcare Corp.	8,078	177,562
Mercury Nz Ltd.	9,273	42,704
Meridian Energy Ltd.	16,972	61,723
Ryman Healthcare Group Ltd.	5,654	51,918
Spark New Zealand Ltd.	26,742	88,219
The a2 Milk Co. Ltd. (a)	9,758	42,286
Xero Ltd. (a)	1,847	190,138

TOTAL NEW ZEALAND		744,703

Norway - 0.6%
Adevinta ASA Class B (a)	3,621	69,615
DNB Bank ASA	13,019	266,798
Equinor ASA	13,703	267,460
Gjensidige Forsikring ASA	2,661	60,932
Mowi ASA	6,177	157,453
Norsk Hydro ASA	18,952	126,088
Orkla ASA	10,694	97,199
Schibsted ASA:
(A Shares)	962	51,003
(B Shares)	1,299	60,048
Telenor ASA	9,836	170,785
Yara International ASA	2,451	129,087

TOTAL NORWAY		1,456,468

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	27,928	78,086
Portugal - 0.1%
Energias de Portugal SA	39,218	203,628
Galp Energia SGPS SA Class B	6,684	65,207
Jeronimo Martins SGPS SA	3,366	68,578

TOTAL PORTUGAL		337,413

Singapore - 1.0%
Ascendas Real Estate Investment Trust	46,951	108,113
CapitaLand Ltd.	37,253	110,801
CapitaMall Trust	65,737	104,310
City Developments Ltd.	5,468	27,644
DBS Group Holdings Ltd.	25,198	565,535
Genting Singapore Ltd.	79,194	47,343
Keppel Corp. Ltd.	19,216	77,860
Mapletree Commercial Trust	28,877	46,034
Mapletree Logistics Trust (REIT)	39,643	61,734
Oversea-Chinese Banking Corp. Ltd.	47,128	427,820
Singapore Airlines Ltd. (a)	17,862	67,232
Singapore Exchange Ltd.	11,489	100,734
Singapore Technologies Engineering Ltd.	20,893	61,833
Singapore Telecommunications Ltd.	116,462	195,113
United Overseas Bank Ltd.	16,566	321,307
UOL Group Ltd.	6,244	33,641
Venture Corp. Ltd.	3,657	51,335
Wilmar International Ltd.	27,622	88,679

TOTAL SINGAPORE		2,497,068

Spain - 2.3%
ACS Actividades de Construccion y Servicios SA	3,429	90,139
Aena SME SA (a)(b)	1,056	168,110
Amadeus IT Holding SA Class A (a)	6,286	411,912
Banco Bilbao Vizcaya Argentaria SA	92,968	595,133
Banco Santander SA (Spain)	241,649	885,198
CaixaBank SA	62,302	185,031
Cellnex Telecom SA (b)	7,104	462,986
EDP Renovaveis SA	4,094	96,159
Enagas SA	3,293	75,626
Endesa SA	4,463	108,585
Ferrovial SA	6,712	199,053
Grifols SA	4,210	107,074
Iberdrola SA	82,465	992,474
Industria de Diseno Textil SA	15,215	516,038
Naturgy Energy Group SA	4,034	104,272
Red Electrica Corporacion SA	6,081	120,647
Repsol SA	20,896	228,872
Siemens Gamesa Renewable Energy SA	3,342	93,165
Telefonica SA	72,995	333,941

TOTAL SPAIN		5,774,415

Sweden - 3.4%
Alfa Laval AB	4,402	183,783
ASSA ABLOY AB (B Shares)	13,968	448,042
Atlas Copco AB:
(A Shares)	9,427	637,344
(B Shares)	5,332	302,822
Boliden AB	3,847	149,931
Electrolux AB (B Shares)	3,209	84,173
Embracer Group AB (a)	3,602	93,184
Epiroc AB:
(A Shares)	9,072	211,329
(B Shares)	5,585	112,240
EQT AB	3,324	160,246
Ericsson (B Shares)	40,667	469,060
Essity AB (B Shares)	8,506	278,151
Evolution AB (b)	2,371	413,033
Fastighets AB Balder (a)	1,405	97,079
H&M Hennes & Mauritz AB (B Shares) (a)	10,221	213,862
Hexagon AB (B Shares)	27,417	453,850
Husqvarna AB (B Shares)	5,560	77,829
ICA Gruppen AB	1,341	66,284
Industrivarden AB:
(A Shares)	1,534	61,229
(C Shares)	2,202	84,336
Investor AB (B Shares)	25,293	626,713
Kinnevik AB (B Shares)	3,391	147,916
L E Lundbergforetagen AB	1,006	71,800
Latour Investment AB (B Shares)	1,972	77,062
Lundin Petroleum AB	2,836	88,423
Nibe Industrier AB (B Shares)	19,921	237,893
Sandvik AB	15,738	410,068
Securitas AB (B Shares)	4,162	73,392
Sinch AB (a)(b)	7,074	142,903
Skandinaviska Enskilda Banken AB (A Shares)	22,718	307,581
Skanska AB (B Shares)	4,762	134,423
SKF AB (B Shares)	5,355	142,329
Svenska Cellulosa AB SCA (B Shares)	8,555	159,007
Svenska Handelsbanken AB (A Shares)	20,382	229,691
Swedbank AB (A Shares)	12,656	246,639
Swedish Match Co. AB	22,753	203,752
Tele2 AB (B Shares)	7,149	105,013
Telia Co. AB	37,276	163,638
Volvo AB:
(A Shares)	3,201	77,790
(B Shares)	19,462	458,380

TOTAL SWEDEN		8,702,220

Switzerland - 9.5%
ABB Ltd. (Reg.)	24,149	882,848
Adecco SA (Reg.)	2,190	131,228
Alcon, Inc. (Switzerland)	6,972	507,978
Baloise Holdings AG	661	104,420
Banque Cantonale Vaudoise	390	34,830
Barry Callebaut AG	50	126,732
Clariant AG (Reg.)	2,858	59,441
Coca-Cola HBC AG	2,810	106,201
Compagnie Financiere Richemont SA Series A	7,272	930,592
Credit Suisse Group AG	34,131	342,651
Ems-Chemie Holding AG	99	109,727
Geberit AG (Reg.)	517	424,512
Givaudan SA	129	643,968
Holcim Ltd.	7,297	427,743
Julius Baer Group Ltd.	3,136	206,982
Kuehne & Nagel International AG	752	253,697
Lindt & Spruengli AG	1	115,913
Lindt & Spruengli AG (participation certificate)	20	224,099
Logitech International SA (Reg.)	2,421	264,751
Lonza Group AG	1,037	807,435
Nestle SA (Reg. S)	40,094	5,077,097
Novartis AG	30,922	2,859,618
Partners Group Holding AG	316	540,184
Roche Holding AG:
(Bearer)	482	206,986
(participation certificate)	9,745	3,764,612
Schindler Holding AG:
(participation certificate)	563	182,228
(Reg.)	285	88,786
SGS SA (Reg.)	84	271,979
Siemens Energy AG (a)	5,599	152,363
Sika AG	1,974	695,373
Sonova Holding AG Class B	769	302,133
Straumann Holding AG	144	267,064
Swatch Group AG (Bearer)	405	135,335
Swatch Group AG (Bearer) (Reg.)	752	48,855
Swiss Life Holding AG	452	233,522
Swiss Prime Site AG	1,021	108,823
Swiss Re Ltd.	4,218	381,918
Swisscom AG	362	217,795
Temenos Group AG	934	148,475
UBS Group AG	51,031	841,644
Vifor Pharma AG	690	96,547
Zurich Insurance Group Ltd.	2,093	843,845

TOTAL SWITZERLAND		24,170,930

United Kingdom - 12.8%
3i Group PLC	13,554	241,059
Abrdn PLC	30,546	120,583
Admiral Group PLC	2,695	127,366
Anglo American PLC (United Kingdom)	18,054	800,045
Antofagasta PLC	5,523	114,732
Ashtead Group PLC	6,255	468,283
Associated British Foods PLC	4,989	139,180
AstraZeneca PLC (United Kingdom)	21,607	2,482,858
Auto Trader Group PLC (b)	13,651	123,680
Aveva Group PLC	1,523	83,155
Aviva PLC	54,627	294,083
BAE Systems PLC	44,917	360,124
Barclays PLC	241,978	585,364
Barratt Developments PLC	14,404	140,872
Berkeley Group Holdings PLC	1,749	117,787
BHP Group PLC	29,433	952,933
BP PLC	283,537	1,138,124
British American Tobacco PLC (United Kingdom)	30,346	1,128,640
British Land Co. PLC	11,708	83,096
BT Group PLC (a)	124,519	300,469
Bunzl PLC	4,717	174,800
Burberry Group PLC	5,660	162,383
Coca-Cola European Partners PLC	2,861	177,554
Compass Group PLC (a)	24,937	527,216
Croda International PLC	1,948	227,990
Diageo PLC	32,531	1,613,091
Direct Line Insurance Group PLC	18,132	75,031
Evraz PLC	6,865	58,609
GlaxoSmithKline PLC	70,057	1,383,193
Halma PLC	5,282	212,110
Hargreaves Lansdown PLC	4,971	112,801
Hikma Pharmaceuticals PLC	2,297	84,482
HSBC Holdings PLC (United Kingdom)	283,657	1,565,841
Imperial Brands PLC	13,217	283,291
Informa PLC (a)	21,145	145,488
InterContinental Hotel Group PLC (a)	2,586	170,789
Intertek Group PLC	2,257	161,756
J Sainsbury PLC	22,146	87,208
JD Sports Fashion PLC	7,295	90,956
Johnson Matthey PLC	2,717	112,241
Kingfisher PLC	29,675	152,423
Land Securities Group PLC	9,399	92,706
Legal & General Group PLC	83,240	302,449
Lloyds Banking Group PLC	987,011	624,055
London Stock Exchange Group PLC	4,521	471,410
M&G PLC	36,405	114,059
Melrose Industries PLC	68,051	151,440
Mondi PLC	6,773	187,913
National Grid PLC	49,312	630,509
NatWest Group PLC	67,870	190,943
Next PLC	1,859	203,672
NMC Health PLC (a)	941	254
Ocado Group PLC (a)	6,805	175,464
Pearson PLC	10,560	127,253
Persimmon PLC	4,488	181,161
Phoenix Group Holdings PLC	8,728	82,424
Prudential PLC (a)	36,343	682,479
Reckitt Benckiser Group PLC	9,921	758,953
RELX PLC (London Stock Exchange)	26,875	789,711
Rentokil Initial PLC	26,007	204,897
Rio Tinto PLC	15,633	1,327,872
Rolls-Royce Holdings PLC	117,312	162,022
Royal Dutch Shell PLC:
Class A (United Kingdom)	56,953	1,144,809
Class B (United Kingdom)	51,798	1,023,486
Sage Group PLC	15,380	149,989
Schroders PLC	1,660	84,382
Segro PLC	16,709	282,771
Severn Trent PLC	3,320	129,214
Smith & Nephew PLC	12,237	249,718
Smiths Group PLC	5,581	120,669
Spirax-Sarco Engineering PLC	1,027	214,272
SSE PLC	14,544	292,225
St. James's Place Capital PLC	7,501	165,467
Standard Chartered PLC (United Kingdom)	37,425	224,730
Taylor Wimpey PLC	51,966	118,895
Tesco PLC	107,705	348,684
Unilever PLC	36,589	2,105,753
United Utilities Group PLC	9,490	141,541
Vodafone Group PLC	373,906	601,223
Whitbread PLC (a)	2,877	121,810
WM Morrison Supermarkets PLC	33,732	125,471

TOTAL UNITED KINGDOM		32,488,441

TOTAL COMMON STOCKS
(Cost $201,197,599)		236,828,215

Nonconvertible Preferred Stocks - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	926	79,529
Fuchs Petrolub AG	902	44,961
Henkel AG & Co. KGaA	2,452	248,634
Porsche Automobil Holding SE (Germany)	2,141	231,723
Sartorius AG (non-vtg.)	366	221,339
Volkswagen AG	2,601	634,057
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,092,285)		1,460,243

Money Market Funds - 3.9%
Fidelity Cash Central Fund 0.06% (d)	9,849,597	9,851,567
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	114,489	114,500
TOTAL MONEY MARKET FUNDS
(Cost $9,966,067)		9,966,067
TOTAL INVESTMENT IN SECURITIES - 97.9%
(Cost $212,255,951)		248,254,525
NET OTHER ASSETS (LIABILITIES) - 2.1%(f)		5,369,071
NET ASSETS - 100%		$253,623,596

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	133	Sept. 2021	$15,424,010	$91,738	$91,738

The notional amount of futures purchased as a percentage of Net Assets is 6.1%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,006,581 or 2.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $670,032 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,501
Fidelity Securities Lending Cash Central Fund	5,088
Total	$7,589

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$2,168,970	$69,482,773	$61,800,176	$--	$--	$9,851,567	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	94,325	5,863,874	5,843,699	--	--	114,500	0.0%
Total	$2,263,295	$75,346,647	$67,643,875	$--	$--	$9,966,067

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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